Employee Benefits	6 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
EMPLOYEE BENEFITS
21.	EMPLOYEE BENEFITS

The employee benefits included in administrative expenses in the unaudited condensed consolidated statements of operations and other comprehensive loss are as follows:

	Six Months Ended
	December 31, 2024	December 31, 2023
	RM	RM
Salaries, wages, bonuses and allowances	1,079,846	2,720,261
Defined contribution plans	88,911	332,126
Social security contributions	6,117	27,993
Other employee benefits	37,570	13,817
	1,212,444	3,094,197

Included in the employees benefits are directors’ remuneration (salaries, fees and other emoluments) of RM 798,527 (December 31, 2023: RM 595,538).